Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased, and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2018	2017

Balance at year-end	$37,415	$39,480
Average balance outstanding	41,334	50,445
Maximum month-end balance	44,155	56,932
Weighted-average rate at year-end	1.01%	0.39%
Weighted-average rate during the year	0.81	0.29

Average balances outstanding during the year represent daily average balances; average interest rates represent interest expenses divided by the related average balances.

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous
(Dollars in thousands)	December 31, 2018	December 31, 2017

Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 37,574	$ 39,637
Repurchase agreements	37,415	39,480

Other borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,

(Dollars in thousands)	From	To	Rate	From	To	2018	2017

Fixed-rate amortizing	4/1/24	6/1/37	1.87%	1.16%	2.01%	$8,525	$11,409

Maturities of other borrowings at December 31, 2018, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate

2019	$2,195	1.83%
2020	1,665	1.84
2021	1,258	1.85
2022	946	1.86
2023 and beyond	2,461	1.94

	$8,525	1.87%

Monthly principal and interest payments, as well as 10% – 20% principal curtailments on the borrowings’ anniversary dates are due on the fixed-rate amortizing borrowings. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2018 the Company had the capacity to borrow an additional $89.4 million from the FHLB.